Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 99.4%
Communication Services 5.0%
Entertainment 2.5%
Viacom, Inc. "B"	696,549	20,805,919
Media 2.5%
CBS Corp. "B"	409,488	20,433,451
Consumer Discretionary 5.4%
Auto Components 2.8%
BorgWarner, Inc.	550,286	23,101,006
Distributors 2.6%
Genuine Parts Co.	201,462	20,867,434
Energy 4.9%
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	372,677	18,738,200
Phillips 66	231,747	21,677,614
		40,415,814
Financials 36.3%
Banks 24.6%
Bank of America Corp.	693,368	20,107,672
BB&T Corp.	406,871	19,989,572
Citigroup, Inc.	302,518	21,185,336
Citizens Financial Group, Inc.	565,827	20,007,643
Huntington Bancshares, Inc.	1,478,698	20,435,606
JPMorgan Chase & Co.	176,963	19,784,463
M&T Bank Corp.	118,947	20,229,316
PNC Financial Services Group, Inc.	149,778	20,561,524
U.S. Bancorp.	379,741	19,898,429
Wells Fargo & Co.	430,997	20,394,778
		202,594,339
Capital Markets 4.5%
Bank of New York Mellon Corp.	428,438	18,915,538
State Street Corp.	328,558	18,418,961
		37,334,499
Consumer Finance 7.2%
Capital One Financial Corp.	215,593	19,562,909
Discover Financial Services	254,360	19,735,792
Synchrony Financial	560,922	19,447,166
		58,745,867
Health Care 15.1%
Biotechnology 7.5%
Amgen, Inc.	116,043	21,384,404
Gilead Sciences, Inc.	299,011	20,201,183
Regeneron Pharmaceuticals, Inc.*	65,254	20,424,502
		62,010,089
Health Care Equipment & Supplies 2.7%
Medtronic PLC	224,778	21,891,129
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	424,828	19,265,950
Merck & Co., Inc.	249,662	20,934,159
		40,200,109
Industrials 10.1%
Electrical Equipment 2.6%
Eaton Corp. PLC	251,059	20,908,193
Machinery 5.0%
Cummins, Inc.	123,125	21,096,238
PACCAR, Inc.	283,523	20,317,258
		41,413,496
Professional Services 2.5%
ManpowerGroup, Inc.	214,108	20,682,833
Information Technology 7.7%
IT Services 5.0%
Cognizant Technology Solutions Corp. "A"	331,095	20,988,112
International Business Machines Corp.	146,454	20,196,006
		41,184,118
Semiconductors & Semiconductor Equipment 2.7%
Micron Technology, Inc.*	565,266	21,813,615
		62,997,733
Materials 10.2%
Chemicals 5.2%
Eastman Chemical Co.	279,191	21,729,436
LyondellBasell Industries NV "A"	246,850	21,261,190
		42,990,626
Containers & Packaging 2.5%
WestRock Co.	559,411	20,401,719
Metals & Mining 2.5%
Nucor Corp.	373,100	20,557,810
Utilities 4.7%
Electric Utilities 2.3%
Exelon Corp.	400,797	19,214,208
Multi-Utilities 2.4%
DTE Energy Co.	154,370	19,740,836
Total Common Stocks (Cost $818,475,779)		817,307,110
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 2.40% (a) (Cost $4,391,475)	4,391,475	4,391,475
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $822,867,254)	99.9	821,698,585
Other Assets and Liabilities, Net	0.1	517,440
Net Assets	100.0	822,216,025

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, (a) 2.40%
1,438,960	66,817,367	63,864,852	—	—	104,947	—	4,391,475	4,391,475

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$817,307,110	$—	$—	$817,307,110
Short-Term Investments	4,391,475	—	—	4,391,475
Total	$821,698,585	$—	$—	$821,698,585

(b)	See Investment Portfolio for additional detailed categorizations.